2 SIGNIFICANT ACCOUNTING POLICIES: Adoption of accounting standards (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Adoption of accounting standards

Adoption of accounting standards

Effective January 1, 2018, the Company adopted IFRS 9 which was issued in November 2009 and subsequently amended as part of an ongoing project to replace IAS 39 Financial instruments: Recognition and measurement. The standard introduces new requirements for classifying and measuring financial assets and liabilities. Adoption of this standard did not have a significant impact on the Company's consolidated financial statements.

Effective January 1, 2019, the Company adopted IFRS 15, Revenue from Contracts with Customers (“IFRS 15”). IFRS 15 clarifies the principles for recognizing revenue from contracts with customers. IFRS 15 results in enhanced disclosures about revenue, provides guidance for transactions that were not previously addressed comprehensively (i.e. service revenue and contract modifications) and improves guidance for multiple-element arrangements. Adoption of this standard did not have a material effect on the Company's consolidated financial statements and related disclosures.